Leases - Schedule of Depreciation Expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Depreciation Expense [Line Items]
Total depreciation expense	$ 312,854	$ 280,239	$ 242,119
Buildings [Member]
Schedule of Depreciation Expense [Line Items]
Total depreciation expense	307,553	273,146	234,907
Vehicles [Member]
Schedule of Depreciation Expense [Line Items]
Total depreciation expense	3,918	4,487	4,876
Lands [Member]
Schedule of Depreciation Expense [Line Items]
Total depreciation expense	841	728	631
Equipment [Member]
Schedule of Depreciation Expense [Line Items]
Total depreciation expense	$ 542	$ 1,878	$ 1,705